Consolidated Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital [Member] EUR (€)	Share capital [Member] USD ($)	Share premium [Member] EUR (€)	Share premium [Member] USD ($)	Retained earnings (accumulated deficit) [Member] EUR (€)		Retained earnings (accumulated deficit) [Member] USD ($)	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD ($)	Translation reserve from Foreign Operations [Member] EUR (€)	Translation reserve from Foreign Operations [Member] USD ($)	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD ($)	Transaction reserve with non-controlling Interests [Member] EUR (€)	Transaction reserve with non-controlling Interests [Member] USD ($)	Total [Member] EUR (€)	Total [Member] USD ($)	Non-controlling Interests [Member] EUR (€)	Non-controlling Interests [Member] USD ($)	EUR (€)		USD ($)
Balance at Dec. 31, 2019	€ 21,998		€ 64,160		€ 12,818			€ (1,736)		€ 4,356		€ (1,073)		€ 6,106		€ 106,629		€ 937		€ 107,566
Statement Line Items
Profit (loss) for the year	0		0		(4,627)			0		0		0		0		(4,627)		(1,541)		(6,168)
Other comprehensive loss for the year	0		0		0			0		(533)		1,414		0		881		1,402		2,283
Total comprehensive loss for the year	0		0		(4,627)			0		(533)		1,414		0		(3,746)		(139)		(3,885)
Issue of equity	3,084		18,191		0			0		0		0		0		21,275		0		21,275
Options exercise	20		0		0			0		0		0		0		20		0		20
Share-based payments	0		50		0			0		0		0		0		50		0		50
Balance at Dec. 31, 2020	25,102		82,401		8,191			(1,736)		3,823		341		6,106		124,228		798		125,026
Statement Line Items
Profit (loss) for the year	0		0		(15,090)	[1]		0		0		0		0		(15,090)		(4,550)		(19,640)	[1]
Other comprehensive loss for the year	0		0		0			0		11,542		(8,418)		0		3,124		(7,622)		(4,498)
Total comprehensive loss for the year	0		0		(15,090)			0		11,542		(8,418)		0		(11,966)		(12,172)		(24,138)
Issue of equity	0	$ 0	0	$ 0	0		$ 0	0	$ 0	(0)	$ 0	(0)	$ 0	0	$ (409)	0	$ (409)	8,682	$ 961	8,682		$ 552
Warrants exercise | $		454		3,419			0		0		0		0		0		3,873		0			3,873
Options exercise	49		0		0			0		(0)		(0)		0		49		0		49
Share-based payments	0		63		0			0		0		0		0		63		0		63
Balance at Dec. 31, 2021	25,605	27,307	85,883	91,594	(6,899)		(7,357)	(1,736)	(1,851)	15,365	16,386	(8,077)	(8,614)	5,697	6,076	115,838	123,541	(1,731)	(1,844)	114,107		121,697
Statement Line Items
Profit (loss) for the year	0	0	0	0	(357)		(381)	0	0	0	0	0	0	0	0	(357)	(381)	497	528	140		147
Other comprehensive loss for the year	0	0	0	0	0		0	0	0	(7,395)	(7,887)	(12,525)	(13,357)	0	0	(19,920)	(21,244)	(15,371)	(16,393)	(35,291)		(37,637)
Total comprehensive loss for the year	0	0	0	0	(357)		(381)	0	0	(7,395)	(7,887)	(12,525)	(13,357)	0	0	(20,277)	(21,625)	(14,874)	(15,865)	(35,151)		(37,490)
Issue of equity | $		0		0			0		0		0		0		0		0		4,221			4,221
Issuance of capital note to non-controlling interest	0		0		0			0		0		0		0		0		(3,958)		(3,958)
Options exercise	8	9	28	30	0		0	0	0	0	0	0	0	0	0	36	39	0	0	36		39
Share-based payments	0	0	127	135	0		0	0	0	0	0	0	0	0	0	127	135	0	0	127		135
Balance at Dec. 31, 2022	€ 25,613	$ 27,316	€ 86,038	$ 91,759	€ (7,256)		$ (7,738)	€ (1,736)	$ (1,851)	€ 7,970	$ 8,499	€ (20,602)	$ (21,971)	€ 5,697	$ 6,076	€ 95,724	$ 102,090	€ (12,647)	$ (13,488)	€ 83,077		$ 88,602

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.